Note 13 - Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	2013	2012

Balance, January 1	$147,751	$138,502
RNCI share of earnings	13,976	11,503
RNCI share of other comprehensive earnings	(1,495)	(445)
RNCI redemption increment	41,430	21,131
Distributions paid to RNCI	(17,878)	(13,988)
Purchases of interests from RNCI, net	(5,242)	(9,705)
RNCI recognized on business acquisitions	43,531	753
Balance, December 31	$222,073	$147,751